September 28, 2009

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549

ATTN: John Grzeskiewicz

Re: The Dreyfus/Laurel Funds Trust
-Dreyfus Equity Income Fund
-Dreyfus Emerging Markets Debt Local Currency Fund

Registration Statement File Nos. 811-524 and 33-43846

Ladies and Gentlemen:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 149 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 149”). The prospectus and the Statement of Additional Information (the “SAI”) for Dreyfus Emerging Markets Debt Local Currency Fun have been marked to show changes from Post-Effective Amendment No. 143, which was filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(a) on August 26, 2009; the prospectus and the SAI for Dreyfus Equity Income Fund have been marked to show changes from Post-Effective Amendment No. 144, which was filed with the SEC pursuant to Rule 485(b) on September 25, 2009; and part C has been marked to show changes from Post-Effective Amendment No. 148, which was filed with the SEC on July 21, 2009.

     This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to incorporate a summary section to the Fund’s prospectuses.

Please call me with any comments or questions you may have at (212) 922-6795.

Sincerely,

/s/ Michael A. Rosenberg
Michael A. Rosenberg
Chief Legal Officer
The Dreyfus Family of Funds